CERTAIN RISKS AND CONCENTRATION (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sales Revenue, Goods, Net [Member]
Concentration Risk [Line Items]
Concentration risk percentage	4.60%	5.30%	10.90%
Sales Revenue, Goods, Net [Member] | Foreign Currency Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	75.18%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%